Transparent Value Directional Allocation VI Portfolio
TRANSPARENT VALUE DIRECTIONAL ALLOCATION VI PORTFOLIO
Portfolio Investment Objective
The Portfolio’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the performance of the Transparent Value Directional Allocation IndexSM (the “Directional Allocation Index” or “Index”).
Portfolio Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect the fees and charges imposed under your variable annuity contracts or life insurance policies (“Contracts”). If it did, the overall fees and expenses would be higher.
Shareholder Fees (fees paid directly from your investment) The Portfolio is not subject to any shareholder fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Transparent Value Directional Allocation VI Portfolio		Class I Shares	Class II Shares	Class III Shares
Management Fees		0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		none	0.25%	none
Other Expenses		6.80%	6.80%	6.55%
Shareholder Service Fees		0.25%	0.25%	none
Interest Expense		0.03%	0.03%	0.03%
Other Operating Expenses		6.52%	6.52%	6.52%
Total Annual Portfolio Operating Expenses		7.75%	8.00%	7.50%
Less Expense Reimbursements	[1]	(6.37%)	(6.37%)	(6.37%)
Net Annual Portfolio Operating Expenses		1.38%	1.63%	1.13%
[1]	Guggenheim Partners Investment Management, LLC ("Guggenheim" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Net Annual Portfolio Operating Expenses (excluding interest expense, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses ("Excluded Expenses")) from exceeding 1.35%, 1.60%, and 1.10% of the Portfolio's average daily net assets of the Class I, Class II, and Class III Shares, respectively, until April 30, 2016 (the "Agreement"). To the extent Excluded Expenses are incurred (e.g., the estimated interest expense of 0.03%), Net Annual Portfolio Operating Expenses may be higher than the contractual caps. This Agreement may be terminated by the Board of Trustees (the "Board") of Transparent Value Trust (the "Trust"), for any reason at any time. If, at any point, Total Annual Portfolio Operating Expenses (not including Excluded Expenses) are below the contractual caps, the Adviser is entitled to be reimbursed by the Portfolio in an amount equal to the difference between the Portfolio's Total Annual Portfolio Operating Expenses (not including Excluded Expenses) and the contractual caps to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Portfolio operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s agreement to reduce fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Transparent Value Directional Allocation VI Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	141	1,703	3,184	6,557
Class II Shares	166	1,771	3,285	6,705
Class III Shares	115	1,635	3,082	6,407

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual portfolio operating expenses or in the example, affect the Portfolio’s performance. From May 6, 2014 (inception) through December 31, 2014, the Portfolio’s portfolio turnover rate was 206% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the Directional Allocation Index. The Index's objective is to provide consistent long-term, risk adjusted outperformance of the broad U.S. equity markets with the goal of capturing more upside in rising equity markets and limiting the downside — including up to 100% cash allocation- during market downturns. The Directional Allocation Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts ("REITs"), in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that Transparent Value, LLC has selected for inclusion in the Index by applying Required Business Performance® (RBP®) Probability scores (as defined below) and other rules based signals as defined by the Index methodology. The RBP® Probability scores are derived from a quantitative process of Transparent Value, LLC. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. Using a rules-based methodology, the Index is designed to participate in rising markets while attempting to preserve capital during market declines. The Index aims to allocate its holdings among the stocks in the three Transparent Value Directional Series Indexes (the "Directional Series Indexes") — the Transparent Value Large-Cap Market Index SM (with components that have betas close to one), the Transparent Value Large-Cap Aggressive Index SM (with components that have betas higher than one) and the Transparent Value Large-Cap Defensive Index SM (with components that have betas lower than one) — and cash. The allocations are based on a moving average crossover system of analysis. The moving average crossover system used in the Index's methodology uses three primary signals: economic condition, consumer sentiment and market momentum. As of March 31, 2015, the Directional Allocation Index was composed of 157 securities. A description of the Index's methodology is available directly from Transparent Value, LLC (http://www.rbpinstitute.com).

The Portfolio will invest in securities representing the holdings of the Directional Allocation Index, and cash or cash equivalents to the extent the Index is allocated to cash. The Portfolio may be invested in any combination of securities and cash or cash equivalents, as defined by the Index methodology weights. In accordance with the Index methodology, the Index may be 100% allocated to cash. In such circumstances, the Portfolio will also hold 100% of its assets in cash or cash equivalents. The cash equivalents consist of shares of money market mutual funds and short-term exchange-traded funds ("ETFs"), commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements, subject to the Internal Revenue Service diversification rules applicable to the Portfolio.

The Portfolio will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index. Such circumstances include, but are not limited to: when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as tax diversification requirements that apply to the Portfolio but not the Index or when the Adviser or Transparent Value Advisors, LLC ("Transparent Value" or the "Sub-Adviser") is restricted from purchasing securities of a particular company on behalf of the Portfolio). In these instances, Guggenheim, in consultation with the Sub-Adviser, will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise the Index. This investment policy may be changed by the Portfolio upon 60 days' prior notice to shareholders. The Index is rebalanced at least quarterly or more frequently when economic conditions signal changes. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Adviser may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. As of March 31, 2015, market capitalizations of companies included in the Directional Allocation Index ranged from approximately $1.9 billion to $375.3 billion.

The Portfolio also may invest up to 20% of its net assets in common stocks and real estate investment trusts ("REITS") not included in the Index, but which the Adviser, after consultation with the Sub-Adviser, believes will help the Portfolio track the Index, as well as in ETFs, futures, put and call options, index and total return swap contracts, cash and cash equivalents. Such investments are intended to improve liquidity, reduce transaction costs and help the Portfolio stay fully invested, and are not intended to be used for hedging or speculative investment purposes. The Adviser and Sub-Adviser do not invest Portfolio assets based on their opinion of a security, instrument or company.

The Portfolio may only concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry to the extent that the Index is so concentrated. The Portfolio is non-diversified and, as a result, may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund. The Board may change the Portfolio's investment objective, investment strategy, Index and other policies without shareholder notice or approval, except as otherwise indicated.

Due to its investment strategies, the turnover rate of the Portfolio should generally be similar to the turnover rate of the Index. As a result, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs than for a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Portfolio's performance.
Principal Risks
As with all mutual funds, there is no assurance that the Portfolio will achieve its investment objective, and a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders' investments in the Portfolio are set forth below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Common Stock Risk — Since it purchases common stock, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's common stock may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio. In addition, common stock is generally subordinated to preferred stocks, bonds and other debt instruments upon the liquidation or bankruptcy of the issuing company.

Quantitative Investment Strategy Risk — The Portfolio seeks to track a quantitative strategy index, meaning that the Portfolio invests in securities comprising an index created by a proprietary model. The success of the Portfolio's principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security's value. As a result, the Portfolio may have a lower return than if the Portfolio were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis.

Risks of Index Investing — Unlike many investment companies, the Portfolio is not "actively managed." Therefore, the Portfolio would not sell an equity security because the security's issuer was in financial trouble unless that security is removed from the Index.

Non-Correlation Risk — The Portfolio's return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons. For example, the Portfolio incurs a number of operating expenses not applicable to its Index and also incurs costs in buying and selling securities, especially when rebalancing the Portfolio's securities holdings to reflect changes in the composition of the Index or in a representative sampling of the Index. The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions and pay expenses. To the extent the Portfolio uses a sampling methodology, the Portfolio will not fully replicate the Index and may hold securities not included in the Index. As a result, the Portfolio will be subject to the risk that the Adviser's investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the Portfolio utilizes a sampling approach, it may not track the return of the Index as well as it would if the Portfolio purchased all of the securities in the Index.

Large Capitalization Company Risk — The large capitalization companies in which the Portfolio invests may underperform other segments of the equity market or the equity market as a whole.

Non-Diversified Risk — The Portfolio is non-diversified and, as a result, may have greater exposure to volatility than other Portfolios. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on the Portfolio's share price. The Portfolio intends to maintain the required level of diversification so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. In addition, the Portfolio intends to comply with the diversification requirements of Section 817(h) of the Internal Revenue Code so that the owners of Contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company's separate accounts. Compliance with these Internal Revenue Code diversification requirements could limit the investment flexibility of the Portfolio and may cause the Portfolio to perform differently than a similarly managed fund that is not subject to such requirements.

Concentration Risk — The Portfolio's assets will only be concentrated in an industry or group of related industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Portfolio is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Portfolio to a greater extent than if the Portfolio's assets were invested in a wider variety of industries. The amount of Portfolio assets in a particular industry may not match the industry's representation in the Index during rebalancing or when the Portfolio is small.

REIT Risk — The Portfolio is subject to risks related to investment in real estate investment trusts or "REITs," including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. By investing in REITs indirectly through the Portfolio, a shareholder will bear expenses of the REITs in addition to expenses of the Portfolio.

Derivatives Risk — A derivative is a financial contract, the value of which depends on, or is derived from, the value of a financial asset (such as a stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). The Portfolio's use of futures contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Liquidity risk is the risk that a security may be difficult or impossible to sell at the time and price that the Portfolio would like. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Portfolio's share price and may also cause the Portfolio to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Portfolio's use of swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is the risk that the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Each of these risks could cause the Portfolio to lose more than the principal amount invested in a derivative instrument.

U.S. Government Securities Risk — Some of the U.S. government securities that the Portfolio may invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Also, any government guarantees on securities the Portfolio owns do not extend to shares of the Portfolio.

Interest Rate Risk — The Portfolio may invest in fixed income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Fixed income markets have experienced historically low interest rates for an extended period of time, which may increase the risk of interest rates rising in the future as a result of market forces, government action or other factors. The value of a fixed income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration. Duration is a measure of the sensitivity of the price of a fixed income security (or a portfolio of fixed income securities) to changes in interest rates. The prices of fixed income securities with less duration generally will be less affected by changes in interest rates than the prices of fixed income securities with greater duration. For example, a 5-year duration means the fixed income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Repurchase Agreement Risk — The Portfolio's use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Portfolio may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Other Investment Company Risk — When the Portfolio invests in another investment company, including an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the other investment company's expenses. While the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.
Performance Information
The Portfolio commenced operations on May 6, 2014 and therefore does not have performance history for a full calendar year. Once the Portfolio has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Portfolio by showing the variability of the Portfolio’s returns and comparing the Portfolio’s performance to its Index. Performance for the Portfolio is updated daily, monthly and quarterly and may be obtained online at www.transparentvalue.com or by calling 1-888-727-6885.